FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - foreign exchange rate exposure (Details)	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate	5.1967
Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate	6.4959
Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate	7.7951
Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate	3.8975
Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate	2.5984
Currency Risk | Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	R$ 6,370,201,000
Currency Risk | Cash and cash equivalents | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,592,550,000
Currency Risk | Cash and cash equivalents | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	3,185,101,000
Currency Risk | Trade accounts receivable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,938,614,000
Currency Risk | Trade accounts receivable | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	484,654,000
Currency Risk | Trade accounts receivable | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	969,307,000
Currency Risk | Trade accounts payable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(492,617,000)
Currency Risk | Trade accounts payable | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(123,154,000)
Currency Risk | Trade accounts payable | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(246,309,000)
Currency Risk | Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(58,145,087,000)
Currency Risk | Loans and financing | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(14,536,272,000)
Currency Risk | Loans and financing | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(29,072,544,000)
Currency Risk | Liabilities for asset acquisition and subsidiaries | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(313,022,000)
Currency Risk | Liabilities for asset acquisition and subsidiaries | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(78,256,000)
Currency Risk | Liabilities for asset acquisition and subsidiaries | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(156,511,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	7,948,000
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(102,756,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(205,512,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	102,756,000
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	205,512,000
Currency Risk | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(780,896,000)
Currency Risk | Derivative options | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(3,386,080,000)
Currency Risk | Derivative options | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(7,232,365,000)
Currency Risk | Derivative options | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	3,253,805,000
Currency Risk | Derivative options | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	7,301,982,000
Currency Risk | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(6,503,859,000)
Currency Risk | Derivative swaps | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(4,436,537,000)
Currency Risk | Derivative swaps | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(8,873,083,000)
Currency Risk | Derivative swaps | Possible (-25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	4,436,554,000
Currency Risk | Derivative swaps | Remote (-50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	R$ 8,873,100,000
Currency Risk | Mark to Market Derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate	5.1967	4.0307
Percentage increase in foreign exchange rate	29.00%
Maximum percentage exposure in U.S. Dollars	75.00%